CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 46,695	$ 39,650	$ 33,823
Cost of revenues	(33,593)	(31,380)	(26,926)
Gross profit	13,102	8,270	6,897
Operating expenses:
Research and development, net	(85)	(92)	(78)
Selling, general and administrative	(5,722)	(5,207)	(4,870)
Operating income	7,295	2,971	1,949
Financial income (expenses), net	422	887	(488)
Other income, net	0	0	41
Income before income taxes	7,717	3,858	1,502
Income tax benefit (expenses), net	(1,364)	(664)	3,537
Net income	6,353	3,194	5,039
Other comprehensive income:
Foreign currency translation adjustments	(406)	(2,527)	563
Total comprehensive income	$ 5,947	$ 667	$ 5,602
Basic income per ordinary share attributable to Eltek Ltd. shareholders	$ 1.08	$ 0.55	$ 0.86
Diluted income per ordinary share attributable to Eltek Ltd. shareholders	$ 1.07	$ 0.55	$ 0.86